Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Columbia Greater China Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		34.94%	(9.09%)	3.87%
Columbia Greater China Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		43.53%	(7.79%)	4.73%
Columbia Greater China Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[1]	43.67%	(7.65%)	4.82%
Without Sales Load [Member] | Columbia Greater China Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		43.18%	(8.00%)	4.48%
MSCI China Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI China Index (Net)
Average Annual Return, Percent		47.62%	(1.99%)	5.57%
Hang Seng Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Hang Seng Index
Average Annual Return, Percent		39.49%	(0.20%)	1.41%

[1]	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.